Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2013
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	821,718	—	—	821,718

Held-to-maturity short-term investments:
- Fixed rate time deposits	127,023	—	—	127,023
- Floating rate time deposits	74,803	—	—	74,803
- Floating rate principal guaranteed investments	—	900,000	—	900,000

Assets	1,023,544	900,000	—	1,923,544

Long-term borrowings:
- Bonds payable	1,027,140	—	—	1,027,140

Other liabilities:
- Share-settled bonuses	—	—	6,441	6,441
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	178,265	178,265

Liabilities	1,027,140	—	284,706	1,311,846

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2014
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	116,677	—	—	116,677	18,805

Held-to-maturity short-term investments:
- Fixed rate time deposits	11,242	—	—	11,242	1,812
- Fixed rate principal guaranteed investments	—	900,000	—	900,000	145,054

Assets	127,919	900,000	—	1,027,919	165,671

Long-term borrowings:
- Bonds payable	2,211,274	—	—	2,211,274	356,393

Other liabilities:
- Share-settled bonuses	—	—	14,913	14,913	2,404
- Mandatorily redeemable noncontrolling interests in Asia Cloud Investment	—	—	100,000	100,000	16,117

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	548,017	548,017	88,324

Liabilities	2,211,274		662,930	2,874,204	463,238

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2013	142,783
Contingent purchase consideration payable — Tianwang and Yilong (Note 4)	55,889
Contingent purchase consideration payable — iJoy (Note 4)	72,294
Changes in the fair value	55,882
Payment of cash consideration	(22,868)
Reclassification to equity upon resolution of contingencies	(125,715)

Transfers in and/or out of Level 3	—
Fair value at December 31, 2013	178,265

Contingent purchase consideration payable — Aipu Group (Note 4)	48,971
Contingent purchase consideration payable — Dermot Entities (Note 4)	355,067
Contingent purchase consideration payable — Other acquisitions (Note 4)	14,678
Changes in the fair value	22,629
Payment of cash consideration	(4,870)
Reclassification to equity upon resolution of contingencies	(66,280)
Foreign exchange gain/(loss) generate from payment of cash consideration	(443)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	548,017

Fair value at December 31, 2014 (US$)	88,324

Share-settled bonuses
RMB
Fair value at January 1, 2013	—
Increase in bonuses settled in shares during 2013	5,894
Changes in the fair value	4,566
Reclassification to equity	(1,564)
Reclassification to “Accrued expenses and other payables-Others”	(2,455)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2013	6,441

Increase in bonuses settled in shares during 2014	14,862
Changes in the fair value	9,141
Reclassification to equity	(15,454)
Reclassification to “Accrued expenses and other payables-Others”	(77)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	14,913

Fair value at December 31, 2014 (US$)	2,404

Mandatorily redeemable noncontrolling interests in Asia Cloud Investment
RMB
Fair value at January 1, 2014	100,000
Changes in the fair value	—
Transfers in and/or out of Level 3	—

Fair value at December 31, 2014	100,000

Fair value at December 31, 2014 (US$)	16,117